Assets and Liabilities Classified as Held for Sale (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Major Classes of Assets and Liabilities been Classified as Held for Sale
The following major classes of assets and liabilities relating to these operations have been classified as held for sale in the consolidated statement of financial position on December 31, 2020:

2020
$’000
Cash and cash equivalents	577
Prepayments and contract assets	1,125
Property, plant and equipment	621
Right-of-use assets	629
Trade and other receivables	330

Assets held for sale	3,282

Accruals and provisions	813
Lease liabilities	607
Trade and other payables	402

Liabilities directly associated with the assets held for sale	1,822